Expense Example {- Fidelity SAI Tax-Free Bond Fund} - 01.31 Fidelity SAI Tax-Free Bond Fund_PRO-05 - Fidelity SAI Tax-Free Bond Fund - Fidelity SAI Tax-Free Bond Fund	Apr. 01, 2021 USD ($)
Expense Example:
1 year	$ 26
3 years	101
5 years	187
10 years	$ 441